THE VANTAGEPOINT FUNDS

Supplement dated July 20, 2009 to the Prospectus dated May 1, 2009

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

INVESTMENT OBJECTIVES, INVESTMENT POLICIES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, AND PERFORMANCE — Investment Objectives and Policies

The following should be added after the last sentence of the third paragraph of this section on page 1:

There can be no assurance that a Fund will achieve its stated investment objective.

Money Market Fund — Principal Investment Risks

The following should be read in conjunction with the Money Market Fund’s Principal Investment Risks on page 2:

A low interest rate environment may prevent the Fund from providing a positive yield and could impair the Fund’s ability to maintain a stable net asset value of $1.00 per share.

500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund — Investment Subadviser

The following should be read in conjunction with the information relating to Mellon Capital Management Corporation (“Mellon Capital”) found on pages 37, 38, 40 and 42, respectively, of the Prospectus:

Replace the third sentence of the second paragraph of this section with the following:

The management team for the Fund includes Karen Q. Wong, CFA, Richard Brown, CFA, and Thomas J. Durante, CFA (the “Management Team”).

Add the following new fifth paragraph to this section:

Mr. Durante is a Director, Equity Portfolio Management, at Mellon Capital. He co-manages a team of portfolio managers covering domestic and international passive equity funds at Mellon Capital. Mr. Durante has been with Mellon Capital and its affiliated companies for more than five years.

Money Market Fund

The expenses of the Short-Term Investments Trust Liquid Assets Portfolio (the “Portfolio”) in which the Money Market Fund invests substantially all of its assets have increased, causing the expense ratio of the Money Market Fund to increase as shown in the table below. The increase can be attributed to changes in the amount of fees waived by the Invesco Aim Advisors, Inc., the investment adviser to the Portfolio.

ANNUAL FUND OPERATING EXPENSES
(Expenses that are Deducted From Fund Assets)

As a result of the increase in the Portfolio’s expense ratio from 0.15% to 0.18% (shown below as “Acquired Fund Fees & Expenses”) the table found on page 74 should be revised as follows:

		Other Expenses			Total
		Acquired		Total	Annual
	Management	Fund Fees &	All Other	Other	Operating
	Fee	Expenses	Expenses	Expenses	Expenses

Money Market Fund[1,5,8]	0.10%	0.18%	0.41%	0.59%	0.69%

1. These fees have been restated to reflect current fees.

5. Shareholders of the Money Market Fund indirectly pay the expenses of the underlying Short-Term Investments Trust Liquid Assets Portfolio (the “Portfolio”) in which Money Market Fund invests. The Annual Fund Expenses for the Money Market Fund shown in this table do not correlate to the expense ratios shown in the Financial Highlights table because those expense ratios do not include Acquired Fund Fees and Expenses.

8. The following information is derived from a supplement to the Portfolio’s prospectus dated July 1,

2009: Effective July 1, 2009, the investment adviser of the Portfolio, in which the Money Market Fund invests substantially all of its assets, has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Portfolio’s total annual fund operating expenses (excluding certain items discussed below) to 0.14%. In determining the investment adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the “Program”); (iv) expenses related to a merger or reorganization, as approved by the Portfolio’s board of trustees; and (v) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement. Currently the expense offset arrangements from which the Portfolio benefits are in the form of credits that the Portfolio receives from banks where it, or its transfer agent, has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Portfolio. The cost of the Program is estimated to be 0.04%, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009.

The Program is expected to end on September 18, 2009.

Also, as a result of the above-referenced changes, the table found on page 75 should be revised as follows:

Example

	1 yr	3yrs	5 yrs	10 yrs

Money Market*	$71	$221	$385	$861

* Reflects expenses of both the Money Market Fund and its underlying fund, the Short-Term Investments Trust Liquid Assets Portfolio.

Shareholder Information

Replace the first paragraph on page 85 with the following:

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. “Close of business” means 4:00 p.m. Eastern Time on each business day, or the final close of trading on the NYSE on such business day, if earlier.

Pricing and Timing of Transactions

Replace the last two sentences of this section on page 87 with the following:

Transaction requests by facsimile must be received prior to the close of business to receive that day’s NAV. Each Fund calculates its NAV as of the close of each business day.

Purchases, Exchanges, and Redemptions

— Purchases by Employee Benefit Plans

Replace the first sentence of the third paragraph of this section on page 89 with the following:

Purchase orders received in “good order” prior to the Fund’s close of business on any business day are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day.

— Exchanges and Allocations Among Funds

Replace the first sentence of the second paragraph of this section on page 89 with the following:

Exchange requests received in good order prior to the Fund’s close of business on a business day are posted to investor accounts at that day’s closing NAV.

— Inability to Conduct Business

Replace this section on page 92 with the following:

The Funds are normally open for business and operating on any given day during which the NYSE is open for business. Please see “Shareholder Information” for the definition of a business day.

However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Funds or their service providers, including Vantagepoint Transfer Agents, LLC (“VTA”) or ICMA-RC Services, LLC (“ICMA-RC Services”) from conducting business on a given day or for longer periods of time. In addition, in some cases, VIA, VTA or ICMA-RC Services may be open for business but operating on a limited basis and may require that investment transactions and other orders or directions be sent via the internet through Account Access or through the VantageLine automated voice response system to ensure the receipt and processing of such requests.

Taxation

Replace the last sentence of the first paragraph on page 96 with the following:

The Money Market, Low Duration Bond, Core Bond Index, and Inflation Protected Securities Funds distribute ordinary income, if any, monthly.

Low Duration Bond Fund — Financial Highlights

The following corrections should be made to the Financial Highlights of the Low Duration Bond Fund in the Column “For the Year Ended December 31, 2008,” found on page 98 of the Prospectus:

Net investment income	$0.37
Net realized and unrealized gain (loss) on investments	$(0.51)
Ratio of net investment income to average net assets	3.82%

This supplement is not meant to revise any other information found in these tables or in any other prospectus supplement.

Please retain this supplement for future reference

THE VANTAGEPOINT FUNDS
Supplement dated July 20, 2009 to the Statement of Additional Information dated May 1, 2009
This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information.
The following should be read with the information found under the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds.”
Mellon Capital Management
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 74.
Thomas J. Durante is now a member of the Mellon Capital Management team of portfolio managers that manages the 500 Stock Index, Broad Market Index, Mid/Small Company Index, and Overseas Equity Index Funds. Therefore, the following information about accounts managed by Mr. Durante should be considered part of the table for the aforementioned Funds. The information relating to the accounts managed by Karen Q. Wong and Richard Brown remains unchanged.
Other Accounts Managed by Portfolio Manager(s) as of June 30, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager	Number	(in billions)	Number	(in billions)	Number	(in billions)
Thomas J. Durante	130	$23.8B	52	$43.7B	81	$25.2B
As of the June 30, 2009 Mr. Durante did not hold shares of the 500 Stock Index, Broad Market Index, Mid/Small Company Index, and Overseas Equity Index Funds.
Please retain this supplement for future reference